Condensed Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 13,249	R$ 11,398	R$ 8,015
Trade accounts receivable, net	15,723	14,263	10,076
Short-term advances	31,594	28,970	1,131
Other current assets	7,381	7,537	1,053
Total current assets	67,947	62,168	20,275
Non-current assets
Property and equipment, net	4,385	3,990	2,932
Right-of-use assets, net	1,174	1,435	1,441
Intangible assets, net	134,994	137,061	138,951
Goodwill	204,099	204,099	199,512
Other non-current assets	12,175	11,108	3,954
Total non-current assets	356,827	357,693	346,790
Total assets	424,774	419,861	367,065
Current liabilities
Accounts payable to suppliers	58,194	47,133	7,283
Salaries and labor charges	18,005	16,674	15,015
Loans and financing	3,598	4,960	1,138
Loans from investors	17,934		200
Subscription rights			39,343
Debentures	45,780	51,197	60,873
Exposure premium liability	857	1,835	841
Lease liability	568	742	976
Income taxes payable	5,110	1,913	1,204
Taxes, fees and contributions payable	5,382	5,352	4,194
Deferred revenue	3,719	3,145	3,820
Deferred and contingent consideration on acquisitions	249,383	227,077	194,972
Related parties	9,739	9,867	846
Other current liabilities	737	852	1,391
Total current liabilities	419,006	370,747	332,096
Non-current liabilities
Loans and financing	178	329	669
Loans from investors		13,901	5,249
Taxes and contributions payable	2,354	2,886	1,154
Deferred and contingent consideration on acquisitions	5,000	5,000	39,984
Lease liability	678	777	611
Provisions for risks	29,145	30,820	31,032
Deferred taxes	42,624	44,566	45,838
Related parties			3,232
Derivative warrant liabilities	2,563	4,464
Other non-current liabilities			2,161
Total non-current liabilities	82,542	102,743	129,930
Total liabilities	501,548	473,490	462,026
SHAREHOLDERS’ DEFICIT
Share capital	271,330	260,685	40,404
Capital reserves	128,573	127,932	54,632
Accumulated losses	(482,505)	(446,575)	(193,850)
Other Comprehensive Income	(1,423)
Total shareholders’ deficit, Equity attributable to owners	(84,025)	(57,958)	(98,814)
Non-controlling interest	7,251	4,329	3,853
Total shareholders’ deficit	(76,774)	(53,629)	(94,961)
Total liabilities and shareholders’ deficit	R$ 424,774	R$ 419,861	R$ 367,065